Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Common Stock [Member] M2i Global Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] M2i Global Inc [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Retained Earnings [Member] M2i Global Inc [Member]	Total	M2i Global Inc [Member]	Preferred Stock [Member] M2i Global Inc [Member]	Treasury Stock, Common [Member] M2i Global Inc [Member]	Total [Member] M2i Global Inc [Member]
Beginning balance at Dec. 31, 2022	$ 1,000			$ 5,185,000		$ (15,000)	$ (10,840,000)		$ (5,669,000)
Balance, shares at Dec. 31, 2022	450,755
Stock-based compensation				82,000					82,000
Issuance of common stock				94,000					94,000
Issuance of common stock, shares	378
Net loss							(52,822,000)		(52,822,000)
Cash collected from subscription receivable						15,000			15,000
Reverse capitalization, net of transaction costs	$ 1,000			10,461,000					10,462,000
Reverse capitalization, net of transaction costs, shares	346,039
Exercise of stock options				23,000					$ 23,000
Exercise of stock options, shares	8,294								32,613
Issuance of Preferred series A-1 shares, converted to Class A common stock following business combination				24,204,000					$ 24,204,000
Issuance of Preferred series A-1 shares, converted to Class A common stock following business combination, shares	97,898
Issuance of Preferred series A-2 and A-3 shares from conversion of notes payable, converted to Class A common stock following business combination	$ 1,000			38,361,000					38,362,000
Issuance of Preferred series A-2 and A-3 shares from conversion of notes payable, converted to Class A common stock following business combination, shares	218,375
Ending balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Beginning balance at Nov. 30, 2023			$ 514,334		$ 995,541			$ (2,113,921)			$ 100	$ (435,000)	$ (1,038,946)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Ending balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Beginning balance at Nov. 30, 2023			$ 514,334		995,541			(2,113,921)			$ 100	(435,000)	(1,038,946)
Balance, shares at Nov. 30, 2023			514,333,691								100,000
Net loss								(3,887,261)		$ (3,887,261)			(3,887,261)
Shares issued for cash received			$ 109,138		1,918,347								2,027,485
Shares issued for cash received, shares			109,137,500
Shares issued for contract agreements			$ 20,000		(18,000)								2,000
Shares issued for contract agreements, shares			20,000,000
Shares cancelled			$ (61,767)		55,617								(6,150)
Shares cancelled, shares			(61,766,666)
Cash received for shares to be issued					370,400								370,400
Ending balance at Nov. 30, 2024			$ 581,705		3,321,905			(6,001,182)		(2,532,472)	$ 100	(435,000)	(2,532,472)
Balance, shares at Nov. 30, 2024			581,704,525								100,000
Beginning balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Stock-based compensation				83,000					83,000
Issuance of common stock
Issuance of common stock, shares	48,327
Common stock and warrant reclass from in-kind liability to APIC				4,250,000					4,250,000
Net loss							(17,390,000)		(17,390,000)
Ending balance at Mar. 31, 2024	3,000			82,743,000			(81,052,000)		1,694,000
Balance, shares at Mar. 31, 2024		1,170,065
Beginning balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Net loss									(38,744,000)
Ending balance at Sep. 30, 2024	$ 3,000			82,768,000			(102,405,000)		(19,634,000)
Balance, shares at Sep. 30, 2024		1,181,373
Beginning balance at Dec. 31, 2023	$ 3,000			78,410,000			(63,662,000)		14,751,000
Balance, shares at Dec. 31, 2023	1,121,738	1,121,738
Stock-based compensation				211,000					211,000
Issuance of common stock	$ 2,000			5,003,000					5,005,000
Issuance of common stock, shares	639,720
Net loss							(40,645,000)		(40,645,000)
Exercise of stock options				94,000					94,000
Exercise of stock options, shares	34,052
Shares issued for cash received				4,250,000					4,250,000
Shares issued for cash received, shares	48,342
Ending balance at Dec. 31, 2024	$ 5,000			87,968,000			(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024	1,843,852
Beginning balance at Mar. 31, 2024	$ 3,000			82,743,000			(81,052,000)		1,694,000
Balance, shares at Mar. 31, 2024		1,170,065
Stock-based compensation				185,000					185,000
Issuance of common stock				36,000					36,000
Issuance of common stock, shares	10,644
Net loss							(16,918,000)		(16,918,000)
Ending balance at Jun. 30, 2024	3,000			82,964,000			(97,970,000)		(15,003,000)
Balance, shares at Jun. 30, 2024		1,180,709
Stock-based compensation				(199,000)					(199,000)
Issuance of common stock				3,000					3,000
Issuance of common stock, shares	664
Net loss							(4,435,000)		(4,435,000)
Ending balance at Sep. 30, 2024	3,000			82,768,000			(102,405,000)		(19,634,000)
Balance, shares at Sep. 30, 2024		1,181,373
Beginning balance at Nov. 30, 2024			$ 581,705		3,321,905			(6,001,182)		(2,532,472)	$ 100	(435,000)	(2,532,472)
Balance, shares at Nov. 30, 2024			581,704,525								100,000
Net loss								(6,492,569)		(6,492,569)			(6,492,569)
Shares issued for cash received			$ 102,578		662,004								764,582
Shares issued for cash received, shares			102,578,206
Cash received for shares to be issued					5,000								5,000
Shares issued for services			$ 28,362		1,179,128								1,207,490
Shares issued for services, shares			28,362,328
Ending balance at Nov. 30, 2025			$ 712,645		$ 5,168,037			$ (12,493,751)		$ (7,047,969)	$ 100	$ (435,000)	$ (7,047,969)
Balance, shares at Nov. 30, 2025			712,645,059								100,000
Beginning balance at Dec. 31, 2024	$ 5,000			87,968,000			(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024	1,843,852
Stock-based compensation				46,000					46,000
Issuance of common stock
Issuance of common stock, shares	57,041
Net loss							455,000		455,000
Ending balance at Mar. 31, 2025	$ 5,000			88,014,000			(103,852,000)		(15,833,000)
Balance, shares at Mar. 31, 2025	1,900,893
Beginning balance at Dec. 31, 2024	$ 5,000			87,968,000			(104,307,000)		(16,334,000)
Balance, shares at Dec. 31, 2024	1,843,852
Net loss									$ 11,202,000
Exercise of stock options, shares
Ending balance at Sep. 30, 2025	$ 5,000			97,205,000			(93,105,000)		$ 4,105,000
Balance, shares at Sep. 30, 2025	7,435,756
Beginning balance at Mar. 31, 2025	$ 5,000			88,014,000			(103,852,000)		(15,833,000)
Balance, shares at Mar. 31, 2025	1,900,893
Stock-based compensation				557,000					557,000
Issuance of common stock				4,610,000					4,610,000
Issuance of common stock, shares	2,721,844
Net loss							3,602,000		3,602,000
Ending balance at Jun. 30, 2025	$ 5,000			93,181,000			(100,250,000)		(7,064,000)
Balance, shares at Jun. 30, 2025	4,622,737
Stock-based compensation				1,000					1,000
Issuance of common stock				4,023,000					4,023,000
Issuance of common stock, shares	2,813,019
Net loss							7,145,000		7,145,000
Ending balance at Sep. 30, 2025	$ 5,000			$ 97,205,000			$ (93,105,000)		$ 4,105,000
Balance, shares at Sep. 30, 2025	7,435,756